Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	(Accumulated deficit) / retained earnings USD ($)	Accumulated other comprehensive (loss) / income USD ($)
Beginning balance at Dec. 31, 2014		$ 1,162,848	$ 2,033	$ 1,550,956	$ (351,283)	$ (27,980)	$ (10,878)
Beginning balance (in shares) at Dec. 31, 2014 | shares			164,574,542
Net (loss) / income		217,749				217,749
Other comprehensive income		10,878					10,878
Net proceeds from follow on offerings		152,194	$ 172	152,022
Net proceeds from follow on offerings (in shares) | shares			17,177,123
Issuance of restricted stock, net of forfeitures		0	$ 19	(19)
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,857,444
Amortization of restricted stock, net of forfeitures		33,687		33,687
Dividends paid	[1]	(87,056)		(6,945)		(80,111)
Purchase of treasury shares		(76,028)			(76,028)
Purchase of treasury shares (in shares) | shares			(8,273,709)
Equity component of repurchase of the Convertible Notes		(387)		(387)
Ending balance at Dec. 31, 2015		1,413,885	$ 2,224	1,729,314	(427,311)	109,658	0
Ending balance (in shares) at Dec. 31, 2015 | shares			175,335,400
Net (loss) / income		(24,903)				(24,903)
Other comprehensive income		0
Issuance of restricted stock, net of forfeitures		0	$ 23	(23)
Issuance of restricted stock, net of forfeitures (in shares) | shares			2,251,115
Amortization of restricted stock, net of forfeitures		30,207		30,207
Dividends paid	[1]	(86,923)		(2,168)		(84,755)
Purchase of treasury shares		(16,505)			(16,505)
Purchase of treasury shares (in shares) | shares			(2,956,760)
Equity issuance costs		(24)		(24)
Equity component of repurchase of the Convertible Notes		(537)		(537)
Ending balance at Dec. 31, 2016		1,315,200	$ 2,247	1,756,769	(443,816)	0	0
Ending balance (in shares) at Dec. 31, 2016 | shares			174,629,755
Net (loss) / income		(158,240)				(158,240)
Other comprehensive income		0
Net proceeds from follow on offerings		288,444	$ 845	287,599
Net proceeds from follow on offerings (in shares) | shares			84,500,000
Issuance of restricted stock, net of forfeitures		0	$ 109	(109)
Issuance of restricted stock, net of forfeitures (in shares) | shares			10,877,799
Amortization of restricted stock, net of forfeitures		22,385		22,385
Dividends paid	[1]	(9,561)		(9,561)
Shares issued as consideration for merger with NPTI		221,100	$ 550	220,550
Shares issued as consideration for merger with NPTI (in shares) | shares			54,999,990
Warrants exercised relating to merger with NPTI		5,973	$ 15	5,958
Warrants exercised relating to merger with NPTI (in shares) | shares			1,500,000
Ending balance at Dec. 31, 2017		$ 1,685,301	$ 3,766	$ 2,283,591	$ (443,816)	$ (158,240)	$ 0
Ending balance (in shares) at Dec. 31, 2017 | shares			326,507,544

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.